UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Bell, Boyd & Lloyd LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2008

Date of reporting period: 05/31/2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

May 31, 2008

State Farm Associates' Funds Trust

SEMI-ANNUAL REPORT

To learn about electronic delivery of mutual funds documents and how to enroll, go to **statefarm.com®**, click on *Mutual Funds*, and then click on *Electronic Document Delivery*.

State Farm Growth Fund

State Farm Balanced Fund

State Farm Interim Fund

State Farm Municipal Bond Fund

Message to Shareholders	1

Portfolio Summary

State Farm Growth Fund	3

State Farm Balanced Fund	3

State Farm Interim Fund	4

State Farm Municipal Bond Fund	4

Expense Example	5

Schedule of Investments

State Farm Growth Fund	6

State Farm Balanced Fund	8

State Farm Interim Fund	15

State Farm Municipal Bond Fund	16

Financial Statements

Statements of Assets and Liabilities	30

Statements of Operations	31

Statements of Changes in Net Assets	32

Notes to Financial Statements	34

Financial Highlights	39

This report must be accompanied or preceded by a prospectus for the State Farm Associates’ Funds Trust.

Distributor: State Farm VP Management Corp.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-0740 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-0740.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

SEMI - ANNUAL REPORT

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2008 for the State Farm Associates’ Funds Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the Fund(s) you own. We encourage you to review and consider this entire report.

Market Review

Domestic equity markets declined while bond markets produced slightly positive total returns for the time period of December 1, 2007 through May 31, 2008, in part due to the continued tightening of credit markets resulting from a decline in U.S. housing prices and rising inflation concerns caused by higher energy and other commodity prices.

In the domestic equity market, large cap stocks (as measured by the S&P 500® Index1) returned -4.47% for the time period of December 1, 2007 through May 31, 2008. Among fixed income markets, the Lehman Brothers 1-5 Year Treasury Index2 and the Lehman Brothers Municipal Bond Index3 each posted total returns of 2.04% and 1.44%, respectively, during the same time period.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of December 1, 2007 through November 30, 2008 in the State Farm Associates’ Funds Trust Annual Report.

Recent Developments Regarding Bond Insurance Companies

During the period covered by this report, rating agency concerns (including Moody's Investor Services and Standard & Poor’s) regarding the claims-paying ability of certain bond insurers resulted in rating downgrades for several of the insurers that, in turn, lowered the ratings reported for some of the securities held by the State Farm Municipal Bond Fund.

Prior to the downgrades, the attachment of municipal bond insurance provided additional credit support and enhanced issuer ratings, as each bond insurer was rated Aaa/AAA. It is important to note that in managing the Municipal Bond Fund, State Farm Investment Management Corp. (SFIMC) independently considers the underlying credit quality of the bond issuer. Bond insurance is not the primary determinant of the appropriateness of an investment for the Municipal Bond Fund. Reduced insurer ratings have increased uncertainty in the determination of market values which may impact the performance of the Municipal Bond Fund.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, and Prospectuses delivered electronically to your statefarm.com® Secure Mailbox rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials. Please consider signing up for electronic delivery today by going on statefarm.com or contacting the State Farm Securities Response Center at 1-800-447-0740 for assistance.

[1]

Source: Standard & Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[2]

Source: Lehman Brothers. The Lehman Brothers 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[3]

Source: Lehman Brothers. The Lehman Brothers Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

Compensation Deduction or Automatic Investment Plan (AIP)4

State Farm Mutual Funds allow you to make regular investments in a Fund with compensation deduction (agent/employee only) or an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. The minimum initial investment for State Farm Mutual Funds is $250 with a $50 minimum for subsequent investments. If you wish to begin compensation deduction or an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for compensation deduction by going on the State Farm intranet or signing up for AIP by contacting the State Farm Securities Response Center at 1-800-447-0740 for assistance.

Thank you for your continued investment with State Farm Mutual Funds.

Sincerely,

Colleen Van Dyke

Vice President

State Farm Investment Management Corp.

[4]

Compensation deduction or an automatic investment plan does not assure a profit and does not protect against loss in declining markets. Compensation deduction or an automatic investment plan involves continuous investment in securities regardless of fluctuating prices. You should consider your financial ability to continue purchases through periods of high or low price levels.

Portfolio Summary

State Farm Growth Fund

Fund Composition*

(unaudited)

*	Illustrated by Industry and based on total net assets as of May 31, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Represents 8 other industries each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of May 31, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of May 31, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Municipal Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Credit Quality. Ratings by Moody’s Investor Services, Inc. (“Moody’s”). Percentages are based on total investments as of May 31, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings. Also see the Message to Shareholders in this report for further information about recent developments regarding bond insurance companies.
**	Includes all Advanced Refund Bonds.
***	Nine securities were not rated by Moody’s. One, representing 0.21% of total investments, was rated by Standard & Poor’s, a Division of the McGraw-Hill Companies, Inc. (“S&P”) as AA+. Two, representing 0.67% of total investments, were rated by S&P as AA. Two, representing 0.75% of total investments, were rated by S&P as AA-. Four, representing 1.33% of total investments, were rated by S&P as AAA.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table below.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account (other than a SEP IRA, SIMPLE IRA or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential $25 low balance fee is not included in the expenses shown in the table. This fee may be charged to an account (other than a SEP IRA, SIMPLE IRA or an account held under other employer-sponsored qualified retirement plans) if the balance of the account falls below $1,000 at the close of business on the first business day in November, unless the account was opened on or after January 1 within the same year. You should consider any low balance fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Annualized Expense Ratio Based on the Period December 1, 2007 to May 31, 2008	Expenses Paid During Period December 1, 2007 to May 31, 2008*
State Farm Growth Fund
Actual	1,000.00	987.71	0.12%	0.60
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.12%	0.61
State Farm Balanced Fund
Actual	1,000.00	1,000.23	0.13%	0.65
Hypothetical (5% return before expenses)	1,000.00	1,024.35	0.13%	0.66
State Farm Interim Fund
Actual	1,000.00	1,012.17	0.17%	0.86
Hypothetical (5% return before expenses)	1,000.00	1,024.15	0.17%	0.86
State Farm Municipal Bond Fund
Actual	1,000.00	1,024.73	0.15%	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.25	0.15%	0.76

*	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (98.17%)
Agriculture, Foods, & Beverage (9.53%)
Archer-Daniels-Midland Co.	3,477,500	$138,056,750
Campbell Soup Co.	92,000	3,080,160
Kellogg Co.	930,000	48,183,300
McCormick & Co. Inc.	428,600	16,106,788
PepsiCo Inc.	641,400	43,807,620
Sysco Corp.	1,109,800	34,248,428
The Coca-Cola Co.	1,027,300	58,823,198
The Hershey Co.	304,600	11,937,274

		354,243,518

Banks (5.34%)
Bank of America Corp.	1,048,527	35,660,403
M&T Bank Corp.	213,400	18,493,244
Northern Trust Corp.	460,500	34,998,000
Popular Inc.	1,724,503	18,797,083
Suntrust Banks Inc.	334,600	17,469,466
Wells Fargo & Co.	2,643,100	72,870,267

		198,288,463

Building Materials & Construction (2.15%)
Vulcan Materials Co.	1,039,200	79,945,656

Chemicals (8.16%)
Air Products & Chemicals Inc.	830,000	84,593,600
E.I. du Pont de Nemours & Co.	496,104	23,768,342
International Flavors & Fragrances Inc.	561,000	23,539,560
Sigma-Aldrich Corp.	2,750,000	161,590,000
The Dow Chemical Co.	243,000	9,817,200

		303,308,702

Computer Software & Services (3.30%)
Automatic Data Processing Inc.	149,000	6,414,450
Microsoft Corp.	3,235,500	91,629,360
SAP AG (a)	444,800	24,574,822

		122,618,632

Computers (5.84%)
Hewlett-Packard Co.	3,019,400	142,092,964
International Business
Machines Corp.	580,000	75,069,400

		217,162,364

Consumer & Marketing (6.29%)
AptarGroup Inc.	677,405	30,293,552
Colgate-Palmolive Co.	436,300	32,443,268
Nestle SA ADR	456,800	56,020,581
The Procter & Gamble Co.	1,741,755	115,042,918

		233,800,319

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Mfg. (8.53%)
Agilent Technologies Inc. (a)	548,071	$20,492,375
Applied Materials Inc.	1,662,700	32,938,087
Emerson Electric Co.	692,600	40,295,468
General Electric Co.	3,848,900	118,238,208
Intel Corp.	2,420,800	56,114,144
KLA-Tencor Corp.	247,200	11,400,864
Linear Technology Corp.	1,023,400	37,630,418

		317,109,564

Financial Services (0.88%)
Regions Financial Corp.	384,042	6,843,628
Wachovia Corp.	1,091,900	25,987,220

		32,830,848

Health Care (9.51%)
Abbott Laboratories	847,500	47,756,625
Eli Lilly & Co.	997,000	47,995,580
Johnson & Johnson	2,481,600	165,621,984
Medtronic Inc.	135,800	6,880,986
Merck & Co. Inc.	675,700	26,325,272
Pfizer Inc.	3,047,300	58,995,728

		353,576,175

Machinery & Manufacturing (4.87%)
3M Co.	542,800	42,099,568
Caterpillar Inc.	843,400	69,698,576
HNI Corp.	1,439,200	36,095,136
Illinois Tool Works Inc.	617,700	33,170,490

		181,063,770

Media & Broadcasting (2.60%)
The Walt Disney Co.	2,728,640	91,682,304
Thomson Reuters PLC ADR	24,869	4,826,327

		96,508,631

Mining & Metals (5.02%)
BHP Billiton PLC	941,859	35,708,241
Newmont Mining Corp.	36,700	1,744,351
Nucor Corp.	531,200	39,733,760
Rio Tinto PLC ADR	226,800	109,544,400

		186,730,752

Oil & Gas (16.79%)
Anadarko Petroleum Corp.	210,200	15,758,694
BG Group PLC	3,199,100	80,223,600
Bill Barrett Corp. (a)	1,032,400	55,574,092
BP PLC ADR	626,392	45,419,684
Chevron Corp.	1,060,000	105,099,000
Devon Energy Corp.	212,204	24,602,932
Exxon Mobil Corp.	2,615,200	232,125,152

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Royal Dutch Shell PLC ADR Class A	516,300	$44,138,487
Spectra Energy Corp.	399,950	10,806,649
Tidewater Inc.	154,191	10,535,871

		624,284,161

Retailers (2.08%)
Wal-Mart Stores Inc.	1,339,100	77,319,634

Telecom & Telecom Equipment (6.23%)
ADC Telecommunications Inc. (a)	257,142	4,047,415
AT&T Inc.	2,140,534	85,407,307
Cisco Systems Inc. (a)	1,640,100	43,823,472
Corning Inc.	1,284,600	35,120,964
Motorola Inc.	792,000	7,389,360
Nokia Corp. ADR	1,181,100	33,543,240
Verizon Communications Inc.	582,500	22,408,775

		231,740,533

Transportation (0.55%)
Burlington Northern Santa Fe Corp.	179,200	20,258,560

Utilities & Energy (0.50%)
Duke Energy Corp.	1,010,500	18,674,040

Total Common Stocks
(cost $1,468,142,427)		3,649,464,322

Short-term Investments (1.46%)
JPMorgan U.S. Government Money Market Fund	54,359,286	54,359,286

Total Short-term Investments
(cost $54,359,286)		54,359,286

TOTAL INVESTMENTS (99.63%)
(cost $1,522,501,713)		3,703,823,608
OTHER ASSETS, NET OF LIABILITIES (0.37%)		13,849,550

NET ASSETS (100.00%)		$3,717,673,158

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

	Shares	Value
Common Stocks (61.96%)
Agriculture, Foods, & Beverage (6.05%)
Archer-Daniels-Midland Co.	940,561	$37,340,272
Campbell Soup Co.	26,000	870,480
Kellogg Co.	310,000	16,061,100
PepsiCo Inc.	110,100	7,519,830
Sysco Corp.	165,300	5,101,158
The Coca-Cola Co.	205,000	11,738,300
The Hershey Co.	51,300	2,010,447

		80,641,587

Banks (3.42%)
Bank of America Corp.	210,504	7,159,241
M&T Bank Corp.	37,700	3,267,082
Northern Trust Corp.	104,700	7,957,200
Popular Inc.	346,689	3,778,910
Suntrust Banks Inc.	54,300	2,835,003
Wells Fargo & Co.	747,600	20,611,332

		45,608,768

Building Materials & Construction (0.93%)
Vulcan Materials Co.	160,200	12,324,186

Chemicals (4.90%)
Air Products & Chemicals Inc.	230,000	23,441,600
E.I. du Pont de Nemours & Co.	108,705	5,208,056
International Flavors & Fragrances Inc.	120,000	5,035,200
Sigma-Aldrich Corp.	491,000	28,851,160
The Dow Chemical Co.	69,000	2,787,600

		65,323,616

Computer Software & Services (1.64%)
Automatic Data Processing Inc.	28,900	1,244,145
Microsoft Corp.	625,400	17,711,328
SAP AG (a)	52,800	2,917,155

		21,872,628

Computers (4.14%)
Hewlett-Packard Co.	754,000	35,483,240
International Business Machines Corp.	152,100	19,686,303

		55,169,543

Consumer & Marketing (3.79%)
AptarGroup Inc.	113,100	5,057,832
Colgate-Palmolive Co.	21,200	1,576,432
Nestle SA ADR	101,000	12,386,337
The Procter & Gamble Co.	477,700	31,552,085

		50,572,686

Electronic/Electrical Mfg. (4.41%)
Agilent Technologies Inc. (a)	143,787	5,376,196

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Mfg. (Cont.)
Applied Materials Inc.	182,000	$3,605,420
Emerson Electric Co.	78,800	4,584,584
General Electric Co.	796,300	24,462,336
Intel Corp.	592,500	13,734,150
KLA-Tencor Corp.	45,100	2,080,012
Linear Technology Corp.	130,100	4,783,777
Texas Instruments Inc.	6,300	204,624

		58,831,099

Financial Services (0.68%)
Regions Financial Corp.	67,213	1,197,736
Wachovia Corp.	327,620	7,797,356

		8,995,092

Health Care (5.81%)
Abbott Laboratories	92,000	5,184,200
Allergan Inc.	154,800	8,919,576
Eli Lilly & Co.	212,000	10,205,680
Johnson & Johnson	417,700	27,877,298
Medtronic Inc.	21,600	1,094,472
Merck & Co. Inc.	144,100	5,614,136
Pfizer Inc.	960,000	18,585,600

		77,480,962

Machinery & Manufacturing (3.18%)
3M Co.	124,600	9,663,976
Caterpillar Inc.	262,400	21,684,736
HNI Corp.	160,000	4,012,800
Illinois Tool Works Inc.	130,600	7,013,220

		42,374,732

Media & Broadcasting (3.35%)
CBS Corp. Class B	49,450	1,067,131
Lee Enterprises Inc. Class A	42,000	285,600
Lee Enterprises Inc. Class B (b)	42,000	285,600
The Walt Disney Co.	1,065,995	35,817,432
Thomson Reuters PLC ADR	32,069	6,223,631
Viacom Inc. Class B (a)	28,500	1,020,870

		44,700,264

Mining & Metals (5.21%)
Newmont Mining Corp.	29,200	1,387,876
Nucor Corp.	436,800	32,672,640
Rio Tinto PLC ADR	73,250	35,379,750

		69,440,266

Oil & Gas (8.82%)
BG Group PLC	256,800	6,439,755
Bill Barrett Corp. (a)	100,000	5,383,000
BP PLC ADR	115,786	8,395,643
Chevron Corp.	288,000	28,555,200

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Devon Energy Corp.	76,170	$8,831,150
Exxon Mobil Corp.	448,000	39,764,480
Royal Dutch Shell PLC ADR
Class A	216,400	18,500,036
Spectra Energy Corp.	62,950	1,700,909

		117,570,173

Retailers (1.27%)
Home Depot Inc.	32,800	897,408
Wal-Mart Stores Inc.	276,700	15,976,658

		16,874,066

Telecom & Telecom Equipment (3.71%)
ADC Telecommunications Inc. (a)	147,542	2,322,311
AT&T Inc.	533,359	21,281,024
Cisco Systems Inc. (a)	282,800	7,556,416
Corning Inc.	372,300	10,178,682
Motorola Inc.	192,000	1,791,360
Nokia Corp. ADR	144,900	4,115,160
Verizon Communications Inc.	57,800	2,223,566

		49,468,519

Transportation (0.35%)
Burlington Northern Santa Fe Corp.	41,500	4,691,575

Utilities & Energy (0.30%)
Duke Energy Corp.	217,000	4,010,160

Total Common Stocks
(cost $312,254,037)		825,949,922

Corporate Bonds (21.34%)
Aerospace/Defense (0.07%)
Lockheed Martin Corp.
4.121%, 03/14/2013	$1,000,000	968,885

Agriculture, Foods, & Beverage (2.40%)
Pioneer Hi-Bred International Inc.
5.750%, 01/15/2009	3,000,000	3,028,137
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	1,006,592
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	3,064,487
The Coca-Cola Co.
5.750%, 03/15/2011	3,000,000	3,118,128
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,018,788
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,138,597

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Hershey Co.
5.300%, 09/01/2011	$500,000	$509,215
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,044,242
Pepsico Inc.
5.150%, 05/15/2012	2,000,000	2,059,810
Kraft Foods Inc.
6.250%, 06/01/2012	1,000,000	1,024,751
General Mills Inc.
5.650%, 09/10/2012	2,000,000	2,041,528
Kellogg Co.
5.125%, 12/03/2012	500,000	505,093
Sysco Corp.
4.200%, 02/12/2013	1,000,000	975,834
Kellogg Co.
4.250%, 03/06/2013	1,000,000	970,595
Hershey Co.
5.000%, 04/01/2013	500,000	497,845
General Mills Inc.
5.200%, 03/17/2015	500,000	495,820
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,011,425
Hershey Co.
5.450%, 09/01/2016	500,000	496,682
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,005,367
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,011,722
Sysco Corp.
5.250%, 02/12/2018	1,000,000	997,888
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	972,387

		31,994,933

Automotive (0.26%)
Ford Motor Credit Co.
5.800%, 01/12/2009	3,000,000	2,943,417
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	518,363

		3,461,780

Banks (1.61%)
Bank of New York
5.050%, 03/03/2009	2,000,000	2,019,460
Bank of America Corp.
4.500%, 08/01/2010	1,000,000	1,007,840
Wells Fargo & Co.
4.875%, 01/12/2011	1,000,000	1,002,028
Wachovia Corp.
5.350%, 03/15/2011	750,000	747,878
Charter One Bank FSB
5.500%, 04/26/2011	1,500,000	1,516,023

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of America Corp.
5.375%, 08/15/2011	$500,000	$509,759
Bank of New York Mellon Corp.
5.125%, 11/01/2011	500,000	502,469
Bank of America Corp.
5.375%, 09/11/2012	500,000	506,436
Barclays Bank PLC
5.450%, 09/12/2012	1,500,000	1,525,381
Deutsche Bank AG London
5.375%, 10/12/2012	1,500,000	1,527,954
SunTrust Banks Inc.
5.250%, 11/05/2012	1,000,000	971,094
Bank of New York Mellon Corp.
4.500%, 04/01/2013	500,000	493,179
Wachovia Corp.
5.700%, 08/01/2013	750,000	741,856
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	496,323
US Bank NA
4.950%, 10/30/2014	1,500,000	1,483,576
Wachovia Bank NA
5.600%, 03/15/2016	750,000	725,647
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,001,590
5.300%, 03/15/2017	500,000	476,360
Wachovia Corp.
5.750%, 06/15/2017	750,000	728,902
Deutsche Bank AG London
6.000%, 09/01/2017	1,500,000	1,521,562
Suntrust Banks Inc.
6.000%, 09/11/2017	1,000,000	945,723
Wachovia Bank NA
6.000%, 11/15/2017	500,000	489,607
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	499,180

		21,439,827

Building Materials & Construction (0.27%)
Vulcan Materials Co.
6.000%, 04/01/2009	3,000,000	3,047,271
Cooper Industries Inc.
5.450%, 04/01/2015	500,000	498,669

		3,545,940

Chemicals (0.68%)
The Dow Chemical Co.
6.125%, 02/01/2011	3,000,000	3,100,215
PPG Industries Inc.
5.750%, 03/15/2013	1,000,000	1,014,488
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	2,964,312

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Praxair Inc.
4.625%, 03/30/2015	$1,000,000	$969,012
5.375%, 11/01/2016	1,000,000	992,102

		9,040,129

Commercial Service/Supply (0.04%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	494,648

Computers (0.49%)
International Business Machines Corp.
5.375%, 02/01/2009	3,000,000	3,036,054
Hewlett-Packard Co.
5.250%, 03/01/2012	1,500,000	1,533,986
4.500%, 03/01/2013	1,000,000	989,016
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,016,467

		6,575,523

Consumer & Marketing (1.42%)
Avery Dennison Corp.
5.900%, 12/01/2008	5,000,000	5,035,050
The Procter & Gamble Co.
6.875%, 09/15/2009	3,000,000	3,121,905
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,221,631
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,077,625
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	968,019
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,574,316
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,000,265
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	976,931

		18,975,742

Electronic/Electrical Mfg. (0.34%)
Emerson Electric Co.
5.850%, 03/15/2009	3,000,000	3,062,745
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	989,435
5.250%, 10/15/2018	500,000	488,263

		4,540,443

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (1.55%)
General Electric Capital Corp.
7.375%, 01/19/2010	$2,000,000	$2,108,512
BellSouth Capital Funding Corp.
7.750%, 02/15/2010	3,000,000	3,164,352
Citigroup Inc.
4.625%, 08/03/2010	1,000,000	1,003,757
HSBC Finance Corp.
5.700%, 06/01/2011	1,500,000	1,494,273
JPMorgan Chase Bank NA
5.600%, 06/01/2011	1,000,000	1,021,443
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,069,856
Citigroup Inc.
5.300%, 10/17/2012	1,000,000	988,982
Simon Property Group Inc.
5.300%, 05/30/2013	2,500,000	2,472,960
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	492,227
Citigroup Inc.
5.300%, 01/07/2016	1,000,000	950,653
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	492,002
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	494,237
5.400%, 02/15/2017	500,000	485,493
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,000,463
Citigroup Inc.
6.000%, 08/15/2017	1,000,000	980,481
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	495,440
JPMorgan Chase Bank NA
6.000%, 10/01/2017	500,000	499,124
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	493,917

		20,708,172

Health Care (2.40%)
Abbott Laboratories
3.500%, 02/17/2009	1,000,000	998,616
Johnson & Johnson
6.625%, 09/01/2009	3,000,000	3,120,921
Becton Dickinson & Co.
7.150%, 10/01/2009	3,000,000	3,110,355
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,015,499
Merck & Co. Inc.
5.125%, 11/15/2011	500,000	512,635
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,113,378
Johnson & Johnson
5.150%, 08/15/2012	1,000,000	1,051,863

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
AstraZeneca PLC
5.400%, 09/15/2012	$750,000	$764,466
Abbott Laboratories
5.150%, 11/30/2012	500,000	513,688
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	2,002,352
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,006,899
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	999,161
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	2,903,325
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,046,476
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,067,594
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	996,176
Amgen Inc.
5.850%, 06/01/2017	1,000,000	976,143
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,043,821
AstraZeneca PLC
5.900%, 09/15/2017	750,000	767,291
Abbott Laboratories
5.600%, 11/30/2017	500,000	503,654
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	488,024
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	988,736
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	1,959,850

		31,950,923

Machinery & Manufacturing (1.88%)
Illinois Tool Works Inc.
5.750%, 03/01/2009	3,000,000	3,056,763
Caterpillar Inc.
7.250%, 09/15/2009	3,000,000	3,111,756
3M Co.
5.125%, 11/06/2009	3,000,000	3,081,906
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,192,117
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,214,560
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,095,720
Eaton Corp.
4.900%, 05/15/2013	500,000	494,595
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	939,483

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Eaton Corp.
5.300%, 03/15/2017	$1,500,000	$1,441,843
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,010,345
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,488,990
Dover Corp.
5.450%, 03/15/2018	1,000,000	979,890
Caterpillar Financial Service Corp.
5.450%, 04/15/2018	1,000,000	990,254

		25,098,222

Media & Broadcasting (0.81%)
The Washington Post Co.
5.500%, 02/15/2009	3,000,000	3,046,776
New York Times Co.
4.500%, 03/15/2010	500,000	487,959
Knight-Ridder Inc.
7.125%, 06/01/2011	3,000,000	2,685,000
The Walt Disney Co.
5.700%, 07/15/2011	2,000,000	2,088,136
4.700%, 12/01/2012	1,000,000	1,004,012
New York Times Co.
5.000%, 03/15/2015	500,000	448,445
The Walt Disney Co.
6.000%, 07/17/2017	1,000,000	1,046,355

		10,806,683

Mining & Metals (0.59%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,073,110
BHP Billiton Finance Ltd.
5.125%, 03/29/2012	500,000	498,820
BHP Billiton Finance USA Ltd.
5.250%, 12/15/2015	2,000,000	1,946,054
BHP Billiton Finance Ltd.
5.400%, 03/29/2017	500,000	481,576
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,113,417
5.870%, 02/23/2022	756,000	713,105

		7,826,082

Oil & Gas (0.96%)
Texaco Capital
5.500%, 01/15/2009	3,000,000	3,029,103
BP Capital Markets PLC
4.875%, 03/15/2010	1,500,000	1,529,883
Shell International Finance
5.625%, 06/27/2011	2,000,000	2,099,258
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	512,391

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	$2,000,000	$2,063,462
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	511,846
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,019,944
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	988,945
ConocoPhillips
5.200%, 05/15/2018	1,000,000	983,952

		12,738,784

Retailers (1.43%)
Wal-Mart Stores Inc.
6.875%, 08/10/2009	3,000,000	3,128,013
Home Depot Inc.
4.625%, 08/15/2010	2,000,000	1,986,754
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,125,814
Costco Wholesale Corp.
5.300%, 03/15/2012	2,000,000	2,062,382
Lowe’s Companies Inc.
5.600%, 09/15/2012	1,000,000	1,019,152
Target Corp.
5.125%, 01/15/2013	500,000	504,729
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	991,202
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	941,265
Target Corp.
5.875%, 07/15/2016	1,300,000	1,314,733
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	992,884
Target Corp.
5.375%, 05/01/2017	1,500,000	1,465,042
6.000%, 01/15/2018	500,000	506,886
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,040,523

		19,079,379

Telecom & Telecom Equipment (1.16%)
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,044,004
Vodafone Group PLC
5.500%, 06/15/2011	1,500,000	1,512,312
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,055,635
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,091,287
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,082,282

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Alltel Corp.
7.000%, 07/01/2012	$2,000,000	$1,750,000
Verizon Communications Inc.
4.350%, 02/15/2013	500,000	485,432
5.500%, 02/15/2018	500,000	488,331

		15,509,283

Transportation (0.15%)
United Parcel Service Inc.
4.500%, 01/15/2013	1,000,000	1,006,167
5.500%, 01/15/2018	1,000,000	1,012,596

		2,018,763

Utilities & Energy (2.83%)
Northern Illinois Gas
5.875%, 08/15/2008	3,000,000	3,013,536
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,165,333
Interstate Power & Light Co.
6.750%, 03/15/2011	2,000,000	2,081,554
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,171,615
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,141,555
Pacificorp
6.900%, 11/15/2011	2,000,000	2,134,986
Commonwealth Edison Co.
5.400%, 12/15/2011	1,000,000	1,003,385
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,146,910
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,009,832
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,505,053
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	1,988,062
Union Electric Co.
5.400%, 02/01/2016	2,000,000	1,903,786
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	980,137
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,014,245
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	514,588
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,513,948
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	987,399
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	985,235
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	489,127

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Ameren Union Electric
6.000%, 04/01/2018	$1,000,000	$981,961
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	505,649
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	974,464
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	490,655

		37,703,015

Total Corporate Bonds
(cost $280,731,335)		284,477,156

Foreign Government Bonds (0.20%)
Province of New Brunswick
5.20%, 02/21/17	2,500,000	2,614,370

Total Foreign Government Bonds
(cost $2,491,681)		2,614,370

Government Agency Securities (0.08%) (c)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,065,843

Total Government Agency Securities
(cost $992,571)		1,065,843

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Shares or principal amount	Value
U.S. Treasury Obligations (14.47%)
U.S. Treasury Notes
3.125%, 10/15/2008	$15,000,000	$15,069,135
5.750%, 08/15/2010	5,000,000	5,319,920
5.000%, 08/15/2011	5,000,000	5,298,045
4.875%, 02/15/2012	10,000,000	10,593,750
4.375%, 08/15/2012	6,000,000	6,269,064
3.875%, 02/15/2013	10,000,000	10,209,380
3.625%, 05/15/2013	10,000,000	10,103,120
4.250%, 08/15/2013	10,000,000	10,380,470
4.250%, 11/15/2013	10,000,000	10,375,780
4.000%, 02/15/2014	10,000,000	10,244,530
4.250%, 11/15/2014	20,000,000	20,743,760
4.000%, 02/15/2015	15,000,000	15,311,715
4.125%, 05/15/2015	20,000,000	20,484,380
5.125%, 05/15/2016	20,000,000	21,634,380
4.625%, 02/15/2017	20,000,000	20,892,180

Total U.S. Treasury Obligations
(cost $184,829,656)		192,929,609

Short-term Investments (1.29%)
JPMorgan U.S. Government Money Market Fund	17,273,821	17,273,821

Total Short-term Investments
(cost $17,273,821)		17,273,821

TOTAL INVESTMENTS (99.34%)
(cost $798,573,101)		1,324,310,721
OTHER ASSETS, NET OF LIABILITIES (0.66%)		8,800,103

NET ASSETS (100.00%)		$1,333,110,824

(a)	Non-income producing security.

(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At May 31, 2008, the fair value of this security amounted to $285,600 or 0.02% of net assets.

(c)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR - American Depository Receipt

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

	Shares or principal amount	Value
U.S. Treasury Obligations (87.02%)
U.S. Treasury Notes
3.250%, 08/15/2008	$5,000,000	$5,013,670
4.750%, 11/15/2008	10,000,000	10,121,880
3.000%, 02/15/2009	5,000,000	5,031,250
3.125%, 04/15/2009	8,000,000	8,070,624
5.500%, 05/15/2009	10,000,000	10,306,250
6.000%, 08/15/2009	11,000,000	11,467,500
6.500%, 02/15/2010	15,000,000	15,970,320
4.000%, 04/15/2010	10,000,000	10,253,910
5.750%, 08/15/2010	10,000,000	10,639,840
5.000%, 02/15/2011	10,000,000	10,567,970
5.000%, 08/15/2011	6,000,000	6,357,654
4.500%, 09/30/2011	10,000,000	10,438,280
4.875%, 02/15/2012	10,000,000	10,593,750
4.500%, 04/30/2012	10,000,000	10,467,970
4.875%, 06/30/2012	10,000,000	10,611,720
3.375%, 11/30/2012	10,000,000	10,012,500
3.875%, 02/15/2013	20,000,000	20,418,760
3.625%, 05/15/2013	10,000,000	10,103,120
4.250%, 08/15/2013	10,000,000	10,380,470
4.000%, 02/15/2014	10,000,000	10,244,530
4.750%, 05/15/2014	10,000,000	10,656,250

Total U.S. Treasury Obligations
(cost $214,643,110)		217,728,218

Short-term Investments (12.17%)
JPMorgan U.S. Government Money Market Fund	30,446,954	30,446,954

Total Short-term Investments
(cost $30,446,954)		30,446,954

TOTAL INVESTMENTS (99.19%)
(cost $245,090,064)		248,175,172
OTHER ASSETS, NET OF LIABILITIES (0.81%)		2,040,207

NET ASSETS (100.00%)		$250,215,379

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (99.10%) (b)
Alabama (1.12%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aaa	$2,000,000	$2,200,620
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa3	2,000,000	2,148,420
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aaa	1,285,000	1,085,876

					5,434,916

Alaska (1.85%)
Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose Bonds, Series A (Prerefunded to 09-01-2010 @ 100) (c)	5.625%	09/01/2013	Aaa	1,400,000	1,497,902
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	Aaa	2,000,000	2,349,520
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999 Series A (Prerefunded to 03-01-2009 @ 100) (c)	5.000%	03/01/2015	A1	1,465,000	1,499,120
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	Aaa	585,000	598,490
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	Aaa	295,000	298,968
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA	1,000,000	998,890
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	Aaa	645,000	661,467
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	Aaa	1,110,000	1,130,135

					9,034,492

Arizona (2.18%)
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.100%	07/01/2008	A+	1,000,000	1,003,890
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2009	A+	1,200,000	1,263,072
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A+	2,500,000	2,721,275
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	962,091
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	Aaa	525,000	550,483
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aaa	2,500,000	2,556,025
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,588,905

					10,645,741

Arkansas (3.06%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2	5,000,000	5,365,750
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2	2,000,000	2,136,640
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds	4.000%	06/01/2015	A1	960,000	967,680
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1	1,020,000	1,026,599
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aaa	1,295,000	1,303,171

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arkansas (Cont.)
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1		$1,110,000	$1,115,184
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1		1,155,000	1,160,221
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aaa		1,800,000	1,833,336

						14,908,581

California (7.38%)
State of California, Various Purpose, General Obligation Bonds (Prerefunded 02-01-2012 @ 100) (c)	5.000%	02/01/2014	A1		2,600,000	2,795,624
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	07/01/2015	Aaa		1,000,000	1,095,950
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	Aa2		1,515,000	1,653,713
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A1		3,000,000	3,227,460
Los Angeles Unified School District, County of Los Angeles, California, General Obligation Bonds, Series A 2003 (Prerefunded to 07-01-2013 @ 100) (c)	5.375%	07/01/2016	Aaa		3,905,000	4,338,494
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A1		3,250,000	3,416,985
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aaa		1,355,000	1,442,113
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3		5,000,000	5,222,650
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aaa		1,560,000	1,664,941
Desert Water Agency Financing Corporation (Water System Improvement Project), Series 2007	4.500%	05/01/2021	A3		740,000	725,067
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	A3		770,000	757,942
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aaa		1,160,000	1,196,447
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1		3,000,000	3,031,230
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	A3		810,000	802,289
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	Baa3	(d)	1,685,000	1,690,982
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aaa		1,435,000	1,462,681
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	A3		845,000	831,074
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	Aaa		600,000	610,794

						35,966,436

Colorado (5.07%)
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999 (Escrowed to maturity) (c)	5.500%	12/15/2009	Aa2		2,000,000	2,101,260

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
City of Boulder, Colorado, Open Space Acquisition Refunding Bonds, Series 1999	5.000%	08/15/2013	Aa1	$1,855,000	$1,897,127
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aaa	1,750,000	1,875,492
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (c)	5.250%	12/15/2013	Aaa	1,250,000	1,355,763
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2014	Aa3	1,135,000	1,237,445
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (c)	5.250%	12/01/2014	Aaa	1,365,000	1,479,291
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2015	Aaa	510,000	554,605
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2015	Aa3	1,170,000	1,275,604
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (c)	5.250%	12/01/2016	Aaa	1,530,000	1,658,107
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA-	1,905,000	1,985,391
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,029,320
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aaa	600,000	628,722
El Paso County, School District No. 2 Harrison, (El Paso County, Colorado), General Obligation Refunding Bonds, Series 2007	4.250%	12/01/2019	Aaa	1,035,000	1,067,654
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 2007	4.250%	12/01/2021	Aa2	2,390,000	2,422,122
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa3	1,500,000	1,533,915
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa3	1,565,000	1,593,968

					24,695,786

Connecticut (2.07%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (c)	5.125%	11/15/2016	Aa3	5,000,000	5,367,500
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aaa	600,000	635,136
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	2,000,000	2,044,060
State of Connecticut Health and Educational Facilities Authority Revenue Bonds, Yale University Issue, Series T-1	4.700%	07/01/2029	Aaa	2,000,000	2,027,980

					10,074,676

Delaware (0.47%)
State Of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa	2,275,000	2,293,905

Florida (3.96%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,290,427

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Seventeen	5.000%	10/01/2018	AA-	$4,000,000	$4,152,200
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aaa	2,025,000	2,080,019
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006B	4.500%	07/01/2020	Aaa	1,220,000	1,229,638
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,004,800
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	AA	1,000,000	1,030,450
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	Aaa	1,500,000	1,473,045
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A1	3,000,000	3,051,300

					19,311,879

Georgia (3.54%)
State of Georgia, General Obligation Bonds, Series 1996C	6.250%	08/01/2009	Aaa	3,590,000	3,766,269
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,178,340
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	2,950,000	3,248,127
State of Georgia, General Obligation Bonds, Series 1995B (Escrowed to maturity) (c)	5.750%	03/01/2012	Aaa	50,000	54,978
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,361,230
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (c)	5.125%	05/01/2014	Aaa	4,300,000	4,647,698

					17,256,642

Hawaii (1.14%)
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2008 @ 100) (c)	5.400%	09/01/2009	Aaa	2,225,000	2,244,135
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	Aa2	2,945,000	3,226,542
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (c)	6.375%	03/01/2011	AA	55,000	60,350

					5,531,027

Idaho (0.58%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	1,690,000	1,772,303
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	Aaa	1,000,000	1,029,680

					2,801,983

Illinois (3.20%)
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1	3,750,000	4,170,337
Lake County Forest Preserve District, Lake County, Illinois, General Obligation Land Acquisition and Development Bonds, Series 2000 (Prerefunded to 12-15-2010 @ 100) (c)	5.000%	12/15/2012	Aaa	500,000	532,620
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	Aaa	2,000,000	2,192,020
DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997 (Prerefunded to 10-01-2008 @ 100) (c)	4.900%	10/01/2013	Aaa	345,000	348,495

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (Cont.)
Community Unit School District Number 200, DuPage County, Illinois (Wheaton-Warrenville), General Obligation School Building Bonds, Series 1999 (Prerefunded to 02-01-2009 @ 100) (c)	5.050%	02/01/2015	Aaa	$695,000 $	709,838
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aaa	1,045,000	1,124,180
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aaa	1,100,000	1,176,714
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aaa	1,000,000	1,016,450
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	Aaa	1,650,000	1,741,839
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds, Series B of 2006	4.375%	12/01/2020	Aaa	1,565,000	1,565,548
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	A1	1,000,000	1,023,580

					15,601,621

Indiana (1.42%)
Eagle-Union Community Schools Building Corporation, Boone County, Indiana, 1st Mortgage Refunding Bonds, Series 1999	4.875%	07/05/2015	Aaa	2,325,000	2,367,059
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	Aaa	2,635,000	2,792,784
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	Aaa	1,665,000	1,783,099

					6,942,942

Iowa (2.71%)
Polk County, Iowa, Essential County Purpose General Obligation Bonds, Series 2001 (Prerefunded to 06-01-2009 @ 100) (c)	5.000%	06/01/2014	Aaa	3,325,000	3,430,103
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa2	990,000	1,022,947
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aaa	975,000	1,000,136
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	899,062
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	Aaa	1,200,000	1,224,852
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (e)	4.625%	07/01/2025	Aa2	1,775,000	1,792,750
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (e)	4.625%	07/01/2026	Aa2	1,850,000	1,861,045
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (e)	4.750%	07/01/2027	Aa2	1,950,000	1,973,302

					13,204,197

Kansas (4.74%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001	5.000%	11/01/2014	Aaa	2,790,000	2,931,509
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,265,800
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,420,000	1,476,757

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Unified School District No. 233, Johnson County, Kansas, (Olathe) General Obligation School Bonds, Series 2003B	4.500%	09/01/2016	Aa3		$1,000,000	$1,011,500
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	A1		1,300,000	1,300,260
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aaa		670,000	711,218
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	Aaa		1,000,000	1,061,500
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aaa		910,000	983,437
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa2		980,000	1,004,843
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa		1,000,000	1,016,590
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aaa		890,000	893,355
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa		1,815,000	1,836,798
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa		1,895,000	1,928,409
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa		1,115,000	1,124,957
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	Aaa		1,240,000	1,289,563
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa		2,220,000	2,275,989

						23,112,485

Kentucky (1.96%)
Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A	5.500%	05/15/2009	Baa3	(f)	2,720,000	2,787,347
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.600%	12/01/2013	Aa2		1,665,000	1,720,345
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.700%	12/01/2014	Aa2		1,745,000	1,802,428
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aaa		1,275,000	1,317,496
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aaa		1,865,000	1,898,924

						9,526,540

Louisiana (1.72%)
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	A2		4,000,000	4,156,640
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	Aaa		1,500,000	1,598,100
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa3		580,000	585,771
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	A2		2,000,000	2,046,760

						8,387,271

Maine (0.93%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa1		900,000	929,970
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa1		3,515,000	3,593,385

						4,523,355

Maryland (0.91%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa		430,000	485,633

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Maryland (Cont.)
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	$1,050,000	$1,126,514
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	655,000	671,709
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,148,680

					4,432,536

Massachusetts (1.40%)
Massachusetts Bay Transportation Authority, General Transportation System Bonds, Series C	5.500%	03/01/2013	Aa2	125,000	137,896
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa3	1,135,000	1,216,425
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2017	Aa2	5,000,000	5,458,750

					6,813,071

Michigan (1.66%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A (Escrowed to maturity) (c)	5.500%	11/01/2009	Aa3	3,140,000	3,284,189
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aaa	1,000,000	1,013,010
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aaa	1,000,000	1,012,740
Grosse Pointe Public School System, County of Wayne, State of Michigan, 2007 Refunding Bonds, (Unlimited Tax General Obligation)	4.375%	05/01/2020	Aa2	685,000	682,774
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	Aaa	2,000,000	2,073,440

					8,066,153

Minnesota (0.82%)
Wayzata Independent School District #284, Minnesota, General Obligation School Building Refunding, Series 1998A	5.000%	02/01/2012	Aa2	3,000,000	3,039,090
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aa2	965,000	976,435

					4,015,525

Mississippi (1.90%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,220,260
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,263,000
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aaa	1,685,000	1,656,524
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	Aaa	1,000,000	1,036,840
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa3	475,000	479,085
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa3	525,000	529,515
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa3	500,000	507,100

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa3	$550,000	$557,810

					9,250,134

Missouri (3.66%)
The School District of St. Joseph, (St. Joseph, Missouri), General Obligation School Building Bonds, Series 2000, (Missouri Direct Deposit Program)	5.450%	03/01/2011	AA+	955,000	1,009,970
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001 (Prerefunded to 02-01-2012 @ 100) (c)	5.125%	02/01/2016	Aaa	2,050,000	2,205,677
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aaa	2,000,000	2,051,340
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,560,000	1,592,604
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	1,030,000	1,027,961
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,533,890
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008 (e)	4.750%	03/01/2027	Aa2	6,000,000	6,088,440
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,250,000	2,319,862

					17,829,744

Montana (0.11%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	Aa2	490,000	517,822

Nebraska (4.19%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (c)	6.150%	02/01/2012	Aa2	6,000,000	6,424,140
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	AA	2,500,000	2,687,850
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	Aaa	3,000,000	3,173,160
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aaa	2,140,000	2,234,909
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aaa	2,140,000	2,218,046
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aaa	1,565,000	1,563,466
Douglas County School District 0010 in the State of Nebraska, (Elkhorn Public Schools), General Obligation Bonds, Series 2008	4.625%	07/15/2024	AAA	2,120,000	2,133,526

					20,435,097

New Hampshire (1.50%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	Aa2	515,000	549,196
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	2,620,000	2,788,675
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	Aaa	2,405,000	2,437,035

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Hampshire (Cont.)
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	Aaa	$1,500,000	$1,536,990

					7,311,896

New Jersey (2.15%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,754,740
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	Aaa	1,350,000	1,339,969
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,340,000	1,359,028

					10,453,737

New Mexico (0.60%)
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2022	Aaa	1,365,000	1,416,843
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2023	Aaa	1,435,000	1,484,292

					2,901,135

New York (1.38%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	2,000,000	2,110,300
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aaa	1,000,000	1,020,280
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	Aaa	2,000,000	2,136,280
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aaa	695,000	708,184
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aaa	725,000	730,858

					6,705,902

North Carolina (0.64%)
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa2	855,000	871,587
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2007	4.250%	03/01/2021	Aaa	90,000	90,518
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	Aaa	545,000	545,556
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aaa	1,555,000	1,593,222

					3,100,883

North Dakota (0.69%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,050,467
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,303,706

					3,354,173

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Ohio (3.59%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	$2,000,000	$2,135,460
State of Ohio, Higher Education Capital Facilities, General Obligation Bonds, Series 2000A	5.250%	02/01/2011	Aa1	2,000,000	2,080,760
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax School Improvement and Refunding Bonds, Series 2001 (Prerefunded to 06-01-2011 @ 100) (c)	5.250%	12/01/2013	Aa2	1,405,000	1,508,563
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aa2	1,375,000	1,455,204
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.000%	12/01/2013	Aa1	1,900,000	2,043,374
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003 (Prerefunded to 06-01-2011 @ 100) (c)	5.000%	12/01/2016	Aa1	1,140,000	1,214,191
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,473,558
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,604,095
					17,515,205
Oklahoma (0.94%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	1,680,000	1,752,761
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,314,501
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	Aa2	1,485,000	1,522,348

					4,589,610
Oregon (3.15%)
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A (Prerefunded to 06-15-2011 @ 100) (c)	5.500%	06/15/2014	Aaa	3,500,000	3,786,475
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001 (Prerefundedto 06-15-2011 @ 100) (c)	5.500%	06/15/2014	Aaa	1,880,000	2,033,878
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	Aaa	3,540,000	3,851,449
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aaa	2,135,000	2,347,006
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aaa	500,000	523,055
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aaa	1,625,000	1,728,301
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	570,000	573,711
Medford School District No. 549C, Jackson County, Oregon, General Obligation School Bonds, Series 2007B	4.750%	12/15/2023	Aaa	500,000	514,675

					15,358,550
Pennsylvania (2.09%)
Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001	5.000%	01/15/2013	Aa2	2,000,000	2,112,060

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (Cont.)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	Aaa	$1,070,000	$1,115,304
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	Aaa	1,110,000	1,149,793
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	Aaa	1,030,000	1,102,100
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	Aaa	1,160,000	1,211,864
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	Aaa	1,000,000	1,061,810
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2006	4.375%	11/15/2021	Aaa	2,400,000	2,444,952

					10,197,883
Rhode Island (0.21%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aaa	1,000,000	1,030,660

South Carolina (2.00%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 1999	5.500%	02/01/2010	Aa2	2,675,000	2,812,067
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	AA	1,800,000	1,898,982
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	Aaa	1,800,000	1,823,886
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	Aaa	1,000,000	1,047,510
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aaa	1,000,000	1,022,360
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aaa	1,130,000	1,152,532

					9,757,337
South Dakota (0.28%)
Harrisburg School District No. 41-2 Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2022	Aaa	1,370,000	1,374,220

Tennessee (2.93%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aaa	2,335,000	2,505,011
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,073,136
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aaa	2,705,000	2,958,405
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aaa	2,115,000	2,179,888
State of Tennessee, General Obligation Bonds, 2007 Series A	4.400%	10/01/2023	Aa1	2,550,000	2,554,616

					14,271,056
Texas (3.18%)
Carrollton-Farmers Branch Independent School District (Dallas County, Texas), School Building Unlimited Tax Bonds, Series 1999	5.500%	02/15/2009	Aaa	2,455,000	2,516,203

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa	$3,000,000	$3,157,260
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (c)	5.750%	02/01/2012	Aa1	1,900,000	2,001,213
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa	2,115,000	2,194,799
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999	4.750%	08/01/2015	Aaa	750,000	761,887
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999 (Prerefunded to 08-01-2009 @ 100) (c)	4.750%	08/01/2015	Aaa	250,000	257,623
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AAA	1,535,000	1,630,523
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aaa	490,000	509,801
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aaa	470,000	486,563
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	Aaa	375,000	397,376
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	Aaa	395,000	416,413
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008 (e)	4.625%	02/15/2026	Aaa	1,165,000	1,168,087

					15,497,748
Utah (1.19%)
City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999	5.250%	03/01/2009	Aaa	1,300,000	1,332,071
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aaa	2,375,000	2,462,970
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008 (e)	5.000%	06/15/2029	Aaa	1,970,000	2,023,151

					5,818,192
Vermont (0.27%)
State of Vermont, General Obligation Bonds, 2007 Series D	4.625%	07/15/2024	AA+	1,300,000	1,334,489

Virginia (1.93%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1	2,000,000	2,125,340
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded to 08-01-2009 @ 101) (c)	5.000%	08/01/2016	Aaa	1,100,000	1,147,410
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aaa	1,020,000	1,048,142
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,573,375
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006	4.125%	12/01/2020	Aaa	2,500,000	2,518,725

					9,412,992

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)		Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (3.12%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1		$2,035,000	$2,194,788
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	Aa1		4,435,000	4,727,887
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (c)	5.750%	10/01/2012	Aa1		65,000	69,388
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.600%	06/01/2013	Aaa		1,000,000	1,000,000
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2		2,495,000	2,559,446
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.650%	06/01/2014	Aaa		2,055,000	2,055,000
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aaa		705,000	747,653
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aaa		1,000,000	1,076,200
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aaa		740,000	784,015

						15,214,377

West Virginia (0.53%)
West Virginia University Board of Governors, University Revenue Improvement Bonds, West Virginia University Projections, 2004 Series C	5.000%	10/01/2024	A1		2,500,000	2,558,325

Wisconsin (2.62%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3		2,500,000	2,653,000
City of Madison, Wisconsin, General Obligation Promissory Notes, Series 2005-A	4.000%	10/01/2015	Aaa		1,730,000	1,750,639
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001 (Prerefunded to 01-01-2012 @ 100) (c)	5.375%	01/01/2016	Baa3	(g)	2,985,000	3,226,725
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aaa		545,000	582,027
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	Aaa		1,000,000	1,017,250
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aaa		800,000	837,240
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aaa		2,335,000	2,391,531
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aaa		300,000	312,210

						12,770,622

Wyoming (0.36%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA-		1,700,000	1,754,638

Total Long-term Municipal Bonds
(cost $470,170,397)						482,898,187

Short-term Municipal Bonds (2.49%) (h)
Kansas (1.39%)
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Refunding Bonds, Series 2002B-1	1.600%	09/01/2019	Aa2		400,000	400,000

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

May 31, 2008

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or principal amount	Value
Short-term Municipal Bonds (Cont.)
Kansas (Cont.)
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Refunding Bonds, Series 2002B-2	1.600%	09/01/2019	Aa2	$4,000,000	$4,000,000
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Refunding Bonds, Series 2002B-3	1.600%	09/01/2019	Aa2	1,400,000	1,400,000
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Refunding Bonds, Series 2002C-2	1.650%	09/01/2019	Aa2	1,000,000	1,000,000

					6,800,000

Pennsylvania (0.25%)
Pennsylvania Turnpike Commission, Registration Fee Revenue Refunding Bonds, Series B of 2005	1.550%	07/15/2041	Aaa	1,200,000	1,200,000

Washington (0.85%)
Energy Northwest, Project No. 3, Refunding Electric Revenue Bonds, Series 2003-D	1.950%	07/01/2018	Aaa	200,000	200,000
Washington Public Power Supply System, Projects Nos. 2 and 3 Refunding Electric Revenue Bonds, Series 1998-3A	1.950%	07/01/2018	Aaa	3,945,000	3,945,000

					4,145,000

Total Short-term Municipal Bonds
(cost $12,145,000)					12,145,000

Short-term Investments (0.15%)
JPMorgan Tax Free Money Market Fund				710,039	710,039

Total Short-term Investments
(cost $710,039)					710,039

TOTAL INVESTMENTS (101.74%)
(cost $483,025,436)					495,753,226
LIABILITIES, NET OF OTHER ASSETS (-1.74%)					(8,482,825)

NET ASSETS (100.00%)					$487,270,401

(a)	Ratings are not audited and represent the lower of Moody’s or S&P ratings.

(b)	Long-term Municipal Bonds consisted of 15.79% Advanced Refund Bonds, 47.83% General Obligation Bonds and 36.38% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

(d)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at AA-. See the Message to Shareholders in this report for further information about recent developments regarding bond insurance companies.

(e)	Securities purchased on a “when-issued” basis.

(f)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Moody’s did not rate the underlying security. S&P rated the underlying security at A+. See the Message to Shareholders in this report for further information about recent developments regarding bond insurance companies.

(g)	Rating represents Moody’s insurance financial strength rating for the bond insurance company (guarantor). Neither Moody’s nor S&P rated the underlying security, but the security issuance has been prerefunded to January 1, 2012. See the Message to Shareholders in this report for further information about recent developments regarding bond insurance companies.

(h)	Variable Rate Demand Notes. Rates reset weekly. Rates shown reflects the rates in effect at the end of the period.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2008

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,522,501,713	798,573,101	245,090,064	483,025,436

Investments in securities at market value	$3,703,823,608	1,324,310,721	248,175,172	495,753,226
Receivable for:
Dividends and interest	11,037,487	8,166,486	2,270,394	6,751,320
Shares of the Fund sold	3,772,429	992,897	136,158	201,372
Prepaid expenses	80,790	27,923	9,753	11,078

Total assets	3,718,714,314	1,333,498,027	250,591,477	502,716,996

Liabilities and Net Assets
Distributions to shareowners	—	—	11,471	380,157
Payable for:
Shares of the Fund redeemed	630,515	218,943	312,675	34,765
Securities purchased	—	—	—	14,947,402
Due to affiliates	341,128	135,189	32,803	58,072
Accrued liabilities	69,513	33,071	19,149	26,199

Total liabilities	1,041,156	387,203	376,098	15,446,595

Net assets applicable to shares outstanding of common stock	$3,717,673,158	1,333,110,824	250,215,379	487,270,401

Fund shares outstanding (no par value, unlimited number of shares authorized)	61,992,618	23,087,795	25,230,274	57,762,656
Net asset value, offering price and redemption price per share	$59.97	57.74	9.92	8.44

Analysis of Net Assets
Paid in capital	$1,540,073,200	783,364,615	253,287,922	473,777,961
Accumulated net realized gain (loss)	(40,597,844)	5,005,845	(6,157,651)	704,823
Net unrealized appreciation	2,181,324,279	525,737,616	3,085,108	12,727,790
Undistributed net investment income	36,873,523	19,002,748	—	59,827

Net assets applicable to shares outstanding	$3,717,673,158	1,333,110,824	250,215,379	487,270,401

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

Six months ended May 31, 2008

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$43,654,922	10,272,799	—	—
Interest	381,335	12,259,940	4,428,789	7,482
Tax-exempt interest	—	—	—	10,528,351

	44,036,257	22,532,739	4,428,789	10,535,833
Less: foreign withholding taxes	(589,779)	(125,481)	—	—

Total investment income	43,446,478	22,407,258	4,428,789	10,535,833
Expenses:
Investment advisory and management fees	1,888,750	730,424	159,474	273,220
Trustees’ fees and expenses	73,875	26,562	4,579	9,757
Reports to shareholders	53,240	23,093	7,206	6,187
Professional fees	46,039	23,231	15,117	17,996
Errors & omissions insurance	31,420	11,193	1,810	4,049
Custodian fees	22,844	4,067	909	2,251
Regulatory fees	20,075	16,598	13,500	12,780
ICI dues	19,788	6,838	1,095	2,610
Fidelity bond expense	5,281	1,969	334	682
Securities valuation fees	807	10,042	725	30,341

Total expenses	2,162,119	854,017	204,749	359,873

Net investment income	41,284,359	21,553,241	4,224,040	10,175,960
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	(40,589,853)	5,014,857	—	704,823
Net realized loss on foreign currency transactions	(7,991)	(9,012)	—	—
Change in net unrealized appreciation (depreciation) on investments	(48,442,071)	(26,538,745)	(1,122,345)	239,337

Net realized and unrealized gain (loss) on investments	(89,039,915)	(21,532,900)	(1,122,345)	944,160

Net change in net assets resulting from operations	$(47,755,556)	20,341	3,101,695	11,120,120

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund
Six months ended May 31, 2008 (Unaudited) and the Year ended November 30, 2007	2008	2007
From operations:
Net investment income	$41,284,359	72,920,245
Net realized gain (loss)	(40,597,844)	144,206,413
Change in net unrealized appreciation or depreciation	(48,442,071)	248,133,646

Net change in net assets resulting from operations	(47,755,556)	465,260,304
Distributions to shareholders from and in excess of:
Net investment income	(39,712,125)	(70,614,072)
Net realized gain	(124,286,902)	—

Total distributions to shareholders	(163,999,027)	(70,614,072)
From Fund share transactions:
Proceeds from shares sold	143,251,108	246,875,809
Reinvestment of distributions	157,822,407	67,669,902

	301,073,515	314,545,711
Less payments for shares redeemed	(173,078,112)	(355,705,202)

Net increase (decrease) in net assets from Fund share transactions	127,995,403	(41,159,491)

Total increase (decrease) in net assets	(83,759,180)	353,486,741

Net assets:
Beginning of period	3,801,432,338	3,447,945,597

End of period*	$3,717,673,158	3,801,432,338

* Including undistributed net investment income	36,873,523	35,301,289

Share Information
Sold	2,436,331	4,106,783
Issued in reinvestment of distributions	2,623,396	1,150,906
Redeemed	(2,944,377)	(5,896,197)

Net increase (decrease)	2,115,350	(638,508)

See accompanying notes to financial statements.

Balanced Fund		Interim Fund		Municipal Bond Fund
2008	2007	2008	2007	2008	2007

21,553,241	39,243,411	4,224,040	7,361,188	10,175,960	20,000,411
5,005,845	38,548,789	—	—	704,823	861,326
(26,538,745)	62,261,007	(1,122,345)	6,506,462	239,337	(2,989,514)

20,341	140,053,207	3,101,695	13,867,650	11,120,120	17,872,223

(21,274,636)	(38,018,887)	(4,224,040)	(7,361,188)	(10,116,133)	(20,000,411)
(38,554,378)	(1,194,822)	—	—	(861,326)	(104,486)

(59,829,014)	(39,213,709)	(4,224,040)	(7,361,188)	(10,977,459)	(20,104,897)

65,137,998	98,305,587	61,948,930	98,078,105	26,521,749	27,869,688
57,619,320	37,580,325	4,106,152	8,149,158	8,478,498	17,828,220

122,757,318	135,885,912	66,055,082	106,227,263	35,000,248	45,697,908
(69,461,071)	(131,603,588)	(41,464,802)	(67,072,351)	(13,612,093)	(28,549,518)

53,296,247	4,282,324	24,590,280	39,154,912	21,388,154	17,148,390

(6,512,426)	105,121,822	23,467,935	45,661,374	21,530,815	14,915,716

1,339,623,250	1,234,501,428	226,747,444	181,086,070	465,739,586	450,823,870

1,333,110,824	1,339,623,250	250,215,379	226,747,444	487,270,401	465,739,586

19,002,748	18,724,143	—	—	59,827	—

1,134,810	1,708,112	6,143,932	10,114,122	3,136,459	3,333,367
1,005,234	667,550	408,549	841,659	1,008,030	2,128,738
(1,212,424)	(2,285,689)	(4,124,525)	(6,938,268)	(1,610,184)	(3,412,368)

927,620	89,973	2,427,956	4,017,513	2,534,305	2,049,737

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are generally valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Funds implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets as of May 31, 2008:

	Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Growth Fund	$3,703,823,608	$—	$—	$3,703,823,608
Balanced Fund	842,938,143	481,372,578	—	1,324,310,721
Interim Fund	30,446,954	217,728,218	—	248,175,172
Municipal Bond Fund	710,039	495,043,187	—	495,753,226

The Growth Fund, Balanced Fund, Interim Fund and Municipal Bond Fund have not held any Level 3 securities or other financial instruments at any time during the period ended May 31, 2008.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2008, the Municipal Bond Fund had commitments of $14,947,402 (representing 3.07% of net assets) for when-issued securities.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of May 31, 2008, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for each Fund were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,522,501,713	$2,201,790,675	$(20,468,780)	$2,181,321,895
Balanced Fund	798,505,940	533,053,867	(7,249,086)	525,804,781
Interim Fund	245,090,064	4,695,444	(1,610,336)	3,085,108
Municipal Bond Fund	483,025,436	13,227,836	(500,046)	12,727,790

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made on the last business day of each month.

Net realized gains on sales of investments, if any, are distributed annually after the close of a Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

On June 30, 2008, the Growth Fund declared an ordinary income dividend of $0.64 per share to shareholders of record on June 27, 2008 (reinvestment date June 30, 2008).

On June 30, 2008, the Balanced Fund declared an ordinary income dividend of $0.89 per share to shareholders of record on June 27, 2008 (reinvestment date June 30, 2008).

As of November 30, 2007, the following Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire as follows:

Expiration year	Interim Fund
2008	$3,819,121
2009	1,179,218
2010	399,032
2011	—
2012	234,320
2013	375,020
2014	61,482
2015	89,458
Total:	$6,157,651

The Growth Fund utilized $921,622 and $18,999,262 of capital loss carryover due to expire in 2011 and 2012, respectively, to offset realized capital gains in 2007. The Interim Fund had a capital loss carryover of $884,533 that expired in 2007 and was reclassified from accumulated net realized gain (loss) to paid in capital on the Statement of Assets and Liabilities.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of November 30, 2007, in accordance with federal tax regulations the components of distributable earnings on a tax basis were as follows:

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Undistributed ordinary income	$35,301,289	18,544,166	—	10,961
Undistributed long-term gain	124,286,902	38,554,378	—	850,365
Unrealized appreciation (depreciation)	2,229,766,350	552,456,338	4,207,453	12,488,453
Total	$2,389,354,541	609,554,882	4,207,453	13,349,779

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from GAAP. These differences may be primarily due to differing treatment for futures contracts, the recognition of net realized losses, the timing of fund distributions, expiring capital loss carryovers, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period.

Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

As of November 30, 2007, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Undistributed (Accumulated) Net Investment Income (Loss)
Growth Fund	$—	1,373	(1,373)
Balanced Fund	—	5,589	(5,589)
Interim Fund	(795,075)	795,075	—

The tax character of distributions for the Municipal Bond Fund (including distributions declared but not yet paid) was as follows for the year ended November 30, 2007:

2007	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Municipal Bond Fund	$19,993,088	$7,369	$104,440	$20,104,897

For the remaining Funds, the tax character of distributions were the same as the distributions reflected in the Statement of Changes in Net Assets for the year ended November 30, 2007.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at May 31, 2008. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

3.	Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following rates:

Growth Fund	0.20% of the first $100 million of average net assets

0.15% of the next $100 million of average net assets

0.10% of the average net assets in excess of $200 million

Balanced Fund	0.20% of the first $100 million of average net assets

0.15% of the next $100 million of average net assets

0.10% of the average net assets in excess of $200 million

Interim Fund	0.20% of the first $50 million of average net assets

0.15% of the next $50 million of average net assets

0.10% of the average net assets in excess of $100 million

Municipal Bond Fund	0.20% of the first $50 million of average net assets

0.15% of the next $50 million of average net assets

0.10% of the average net assets in excess of $100 million

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

4.	Investment transactions

Investment transactions (exclusive of short-term instruments) for the six months ended May 31, 2008:

Growth Fund
Purchases	$37,637,950
Proceeds from sales	50,422,343
Balanced Fund
Purchases	44,050,688
Proceeds from sales	27,174,283
Interim Fund
Purchases	53,053,905
Proceeds from sales	18,150,000
Municipal Bond Fund
Purchases	48,405,141
Proceeds from sales	33,890,852

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Year ended November 30
	Six months ended May 31, 2008 (Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$63.49		56.98	50.06	47.79	43.23	38.90
Income from Investment Operations
Net investment income (a)	0.67		1.20	1.10	0.94	0.96	0.71
Net gain (loss) on investments (both realized and unrealized)	(1.44)		6.48	6.83	2.37	4.36	4.29

Total from investment operations	(0.77)		7.68	7.93	3.31	5.32	5.00

Less Distributions
Net investment income	(0.67)		(1.17)	(1.01)	(1.04)	(0.76)	(0.67)
Net realized gain	(2.08)		—	—	—	—	—

Total distributions	(2.75)		(1.17)	(1.01)	(1.04)	(0.76)	(0.67)

Net asset value, end of period	$59.97		63.49	56.98	50.06	47.79	43.23

Total Return	(1.23	)%(b)	13.65%	16.07%	7.04%	12.41%	13.06%
Ratios/Supplemental Data
Net assets, end of period (millions)	$3,717.7		3,801.4	3,447.9	3,071.1	2,896.7	2,571.2
Average net asset ratios
Expenses	0.12	%(c)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	2.28	%(c)	2.00%	2.07%	1.93%	2.11%	1.83%
Portfolio turnover rate	2	%(c)	4%	2%	1%	1%	2%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Not annualized.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Year ended November 30
	Six months ended May 31, 2008 (Unaudited)		2007	2006	2005		2004		2003
Net asset value, beginning of period	$60.45		55.94	51.07	50.30		47.19		43.73
Income from Investment Operations
Net investment income (a)	0.94		1.76	1.66	1.53		1.55		1.42
Net gain (loss) on investments (both realized and unrealized)	(0.95)		4.52	4.78	0.82		2.99		3.45

Total from investment operations	(0.01)		6.28	6.44	2.35		4.54		4.87

Less Distributions
Net investment income	(0.96)		(1.72)	(1.57)	(1.58)		(1.43)		(1.41)
Net realized gain	(1.74)		(0.05)	—	—		—		—

Total distributions	(2.70)		(1.77)	(1.57)	(1.58)		(1.43)		(1.41)

Net asset value, end of period	$57.74		60.45	55.94	51.07		50.30		47.19

Total Return	0.02	%(b)	11.49%	12.91%	4.79	%(c)	9.79	%(c)	11.44%
Ratios/Supplemental Data
Net assets, end of period (millions)	$1,333.1		1,339.6	1,234.5	1,124.1		1,067.3		948.5
Average net asset ratios
Expenses	0.13	%(d)	0.13%	0.13%	0.14%		0.13%		0.14%
Net investment income	3.29	%(d)	3.06%	3.13%	3.04%		3.18%		3.22%
Portfolio turnover rate	4	%(d)	9%	4%	3%		3%		4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Not annualized.

(c)	Based upon net asset value of $50.30, as of November 30, 2004 (as calculated for financial reporting purposes, taking into account transactions that occurred on November 30, 2004). For shareholder subscriptions and redemptions on November 30, 2004, the net asset value was $50.31, which caused the total returns for the year ended November 30, 2005 and the year ended November 30, 2004 to be equivalent to 4.76% and 9.81%, respectively.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2008 (Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$9.94		9.64	9.59	9.81	10.02	10.07
Income from Investment Operations
Net investment income	0.17		0.37	0.35	0.35	0.36	0.36
Net gain (loss) on investments (both realized and unrealized)	(0.02)		0.30	0.05	(0.22)	(0.21)	(0.05)

Total from investment operations	0.15		0.67	0.40	0.13	0.15	0.31

Less Distributions
Net investment income	(0.17)		(0.37)	(0.35)	(0.35)	(0.36)	(0.36)

Total distributions	(0.17)		(0.37)	(0.35)	(0.35)	(0.36)	(0.36)

Net asset value, end of period	$9.92		9.94	9.64	9.59	9.81	10.02

Total Return	1.22	%(a)	7.13%	4.30%	1.34%	1.51%	3.09%
Ratios/Supplemental Data
Net assets, end of period (millions)	$250.2		226.7	181.1	185.5	199.9	226.0
Average net asset ratios
Expenses	0.17	%(b)	0.18%	0.19%	0.19%	0.17%	0.16%
Net investment income	3.45	%(b)	3.83%	3.71%	3.60%	3.63%	3.57%
Portfolio turnover rate	18	%(b)	18%	15%	11%	21%	25%

(a)	Not annualized.

(b)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2008 (Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$8.43		8.48	8.47	8.65	8.77	8.64
Income from Investment Operations
Net investment income	0.18		0.37	0.38	0.38	0.38	0.39
Net gain (loss) on investments (both realized and unrealized)	0.03		(0.05)	0.01	(0.18)	(0.11)	0.14

Total from investment operations	0.21		0.32	0.39	0.20	0.27	0.53

Less Distributions
Net investment income	(0.18)		(0.37)	(0.38)	(0.38)	(0.38)	(0.39)
Net realized gain (a)	(0.02)		—	—	—	(0.01)	(0.01)

Total distributions	(0.20)		(0.37)	(0.38)	(0.38)	(0.39)	(0.40)

Net asset value, end of period	$8.44		8.43	8.48	8.47	8.65	8.77

Total Return	2.47	%(b)	3.91%	4.73%	2.33%	3.13%	6.16%
Ratios/Supplemental Data
Net assets, end of period (millions)	$487.3		465.7	450.8	444.8	440.8	439.9
Average net asset ratios
Expenses	0.15	%(c)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	4.31	%(c)	4.41%	4.46%	4.41%	4.41%	4.44%
Portfolio turnover rate	15	%(c)	13%	6%	5%	6%	15%

(a)	Distributions represent less than $0.01 per share for the years ended November 30, 2007 and November 30, 2006.

(b)	Not annualized.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

P.O. Box 219548
Kansas City, MO 64121-9548

FORWARDING SERVICE REQUESTED

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not Insurance products.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-0740

statefarm.com®

7-2008
190-4059.9-CH
Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date July 25, 2008

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date July 25, 2008